Share-Based Compensation (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Grant date weighted average fair value	$ 7.94	$ 1.23	$ 3.65
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected life (in years)	7 years 3 months 19 days	5 years 9 months 18 days	6 years 1 month 6 days
Expected volatility	76.40%	83.40%	76.10%
Risk-free interest rate	1.87%	1.51%	1.64%